Guarantees (Tables)	12 Months Ended
Dec. 31, 2015
Guarantees [Abstract]
Schedule of Guarantor Obligations [Table Text Block]
As of December 31, 2015 and 2014, the following financial guarantees were outstanding:

	December 31, 2015		December 31, 2014
(dollars in millions)	Maximum Potential Payment	Carrying Amount of Liability	Maximum Potential Payment	Carrying Amount of Liability
Commercial aerospace financing arrangements (see Note 5)	$365	$12	$411	$18
Credit facilities and debt obligations (expire 2016 to 2028)	241	—	211	15
Performance guarantees	55	3	136	—

Product Warranty Disclosure [Table Text Block]
The changes in the carrying amount of service and product warranties and product performance guarantees for the years ended December 31, 2015 and 2014 are as follows:

(dollars in millions)	2015	2014
Balance as of January 1	$1,264	$1,324
Warranties and performance guarantees issued	291	302
Settlements made	(259)	(322)
Other	(84)	(40)
Balance as of December 31	$1,212	$1,264